Restricted Share Units (Details) - Restricted share units [member] - USD ($)	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Restricted Share Units (Details) [Line Items]
Restricted shares units, issued (in Shares)	198
Fair value consultants	$ 534	$ 55,434